Interests in associates and joint ventures - Key assumptions in value in use calculation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Operating income growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil			(0.24%)
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil			1.53%
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	9.80%	10.04%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.97%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Bank of Communications Co., Limited | Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.13%)
Bank of Communications Co., Limited | Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.11%
Bank of Communications Co., Limited | Discount rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.17%
Bank of Communications Co., Limited | Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.02%
Bank of Communications Co., Limited | Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.90%
Bank of Communications Co., Limited | Cost-income ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.53%
Bank of Communications Co., Limited | Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.18%
Bank of Communications Co., Limited | Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	1.62%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	8.00%	8.40%
CAPM Rate	8.80%	8.80%
Expected credit losses as a percentage of customer advances in the short to medium term	0.87%	0.99%
Risk-weighted assets as a percentage of total assets	61.00%	61.00%
Operating income ratio	1.70%	1.90%
Cost-income ratio	35.50%	35.50%
Effective tax rate in the short to medium-term	5.30%	4.40%
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	9.80%	10.40%
CAPM Rate	13.50%	13.50%
Expected credit losses as a percentage of customer advances in the short to medium term	0.94%	1.05%
Risk-weighted assets as a percentage of total assets	63.70%	64.40%
Operating income ratio	9.40%	7.70%
Cost-income ratio	36.80%	36.30%
Effective tax rate in the short to medium-term	15.00%	15.00%
Risk-weighted assets as a percentage of total assets | Bank of Communications Co., Limited
Disclosure of associates [line items]
Risk-weighted assets as a percentage of total assets	61.00%	61.00%